FINANCIAL RISK MANAGEMENT - Liquidity risk maturity profile (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Maturity profile of the Group's financial liabilities
Total financial liabilities	$ 14,034	$ 10,816
Related derivative financial assets	(11)	34
Total financial liabilities, net of derivative assets	14,023	10,850
Bank loans and bonds
Maturity profile of the Group's financial liabilities
Total financial liabilities	8,812	8,784
Lease liabilities
Maturity profile of the Group's financial liabilities
Total financial liabilities	2,649
Gross cash inflows
Maturity profile of the Group's financial liabilities
Total financial liabilities	(1,528)	(422)
Gross cash outflows
Maturity profile of the Group's financial liabilities
Total financial liabilities	1,794	462
Trade and other payables
Maturity profile of the Group's financial liabilities
Total financial liabilities	1,847	1,624
Other financial liabilities
Maturity profile of the Group's financial liabilities
Total financial liabilities	118	62
Warid non-controlling interest put option liability
Maturity profile of the Group's financial liabilities
Total financial liabilities	342	306
Gross cash inflows
Maturity profile of the Group's financial liabilities
Related derivative financial assets	(273)	(1,240)
Gross cash outflows
Maturity profile of the Group's financial liabilities
Related derivative financial assets	262	1,274
Less than 1 year
Maturity profile of the Group's financial liabilities
Total financial liabilities	5,072	3,347
Related derivative financial assets	(11)	(14)
Total financial liabilities, net of derivative assets	5,061	3,333
Less than 1 year | Bank loans and bonds
Maturity profile of the Group's financial liabilities
Total financial liabilities	2,100	1,697
Less than 1 year | Lease liabilities
Maturity profile of the Group's financial liabilities
Total financial liabilities	581
Less than 1 year | Gross cash inflows
Maturity profile of the Group's financial liabilities
Total financial liabilities	(1,150)	(368)
Less than 1 year | Gross cash outflows
Maturity profile of the Group's financial liabilities
Total financial liabilities	1,311	394
Less than 1 year | Trade and other payables
Maturity profile of the Group's financial liabilities
Total financial liabilities	1,847	1,624
Less than 1 year | Other financial liabilities
Maturity profile of the Group's financial liabilities
Total financial liabilities	41
Less than 1 year | Warid non-controlling interest put option liability
Maturity profile of the Group's financial liabilities
Total financial liabilities	342
Less than 1 year | Gross cash inflows
Maturity profile of the Group's financial liabilities
Related derivative financial assets	(273)	(300)
Less than 1 year | Gross cash outflows
Maturity profile of the Group's financial liabilities
Related derivative financial assets	262	286
1-3 years
Maturity profile of the Group's financial liabilities
Total financial liabilities	5,011	4,248
Related derivative financial assets		24
Total financial liabilities, net of derivative assets	5,011	4,272
1-3 years | Bank loans and bonds
Maturity profile of the Group's financial liabilities
Total financial liabilities	3,909	3,866
1-3 years | Lease liabilities
Maturity profile of the Group's financial liabilities
Total financial liabilities	920
1-3 years | Gross cash inflows
Maturity profile of the Group's financial liabilities
Total financial liabilities	(378)	(54)
1-3 years | Gross cash outflows
Maturity profile of the Group's financial liabilities
Total financial liabilities	483	68
1-3 years | Other financial liabilities
Maturity profile of the Group's financial liabilities
Total financial liabilities	77	62
1-3 years | Warid non-controlling interest put option liability
Maturity profile of the Group's financial liabilities
Total financial liabilities		306
1-3 years | Gross cash inflows
Maturity profile of the Group's financial liabilities
Related derivative financial assets		(610)
1-3 years | Gross cash outflows
Maturity profile of the Group's financial liabilities
Related derivative financial assets		634
3-5 years
Maturity profile of the Group's financial liabilities
Total financial liabilities	2,737	2,642
Related derivative financial assets		24
Total financial liabilities, net of derivative assets	2,737	2,666
3-5 years | Bank loans and bonds
Maturity profile of the Group's financial liabilities
Total financial liabilities	2,009	2,642
3-5 years | Lease liabilities
Maturity profile of the Group's financial liabilities
Total financial liabilities	728
3-5 years | Gross cash inflows
Maturity profile of the Group's financial liabilities
Related derivative financial assets		(330)
3-5 years | Gross cash outflows
Maturity profile of the Group's financial liabilities
Related derivative financial assets		354
More than 5 years
Maturity profile of the Group's financial liabilities
Total financial liabilities	1,214	579
Total financial liabilities, net of derivative assets	1,214	579
More than 5 years | Bank loans and bonds
Maturity profile of the Group's financial liabilities
Total financial liabilities	794	$ 579
More than 5 years | Lease liabilities
Maturity profile of the Group's financial liabilities
Total financial liabilities	$ 420